Expense Example	Aug. 31, 2026 USD ($)
EMERALD GROWTH FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 567
Expense Example, with Redemption, 3 Years	769
Expense Example, with Redemption, 5 Years	988
Expense Example, with Redemption, 10 Years	1,617
EMERALD GROWTH FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	967
Expense Example, with Redemption, 10 Years	2,103
EMERALD GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	963
EMERALD GROWTH FUND | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,360
F/m Emerald Special Situations ETF | F/m Emerald Special Situations ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,108